Derivatives and Hedging Instruments - Fair Value of Embedded Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (17,539,216)	$ (17,037,611)
Guaranteed Minimum Withdrawal Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(2,156,234)	(2,170,539)
Guaranteed Minimum Accumulation Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(243,363)	(374,857)
MVLO
Embedded Derivative [Line Items]
Total embedded derivative instruments	(15,141,482)	(14,495,312)
Other Embedded Derivative Financial Instruments
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ 1,863	$ 3,097